Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

November 9, 2016

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE:           Progress Residential 2016-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 6 of 583 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:	/s/ Charles Chacko

Name: Charles Chacko
Title: Member

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Schedule I

Property ID	Status
1533	Apparent HOA property
1576	Apparent HOA property
1629	Apparent HOA property
4510	Apparent HOA property
4753	Apparent HOA property
4765	Apparent HOA property
2	Apparent Non-HOA property
39	Apparent Non-HOA property
44	Apparent Non-HOA property
53	Apparent Non-HOA property
72	Apparent Non-HOA property
87	Apparent Non-HOA property
101	Apparent Non-HOA property
107	Apparent Non-HOA property
108	Apparent Non-HOA property
123	Apparent Non-HOA property
156	Apparent Non-HOA property
160	Apparent Non-HOA property
166	Apparent Non-HOA property
170	Apparent Non-HOA property
174	Apparent Non-HOA property
176	Apparent Non-HOA property

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178	Apparent Non-HOA property
180	Apparent Non-HOA property
195	Apparent Non-HOA property
198	Apparent Non-HOA property
199	Apparent Non-HOA property
204	Apparent Non-HOA property
212	Apparent Non-HOA property
219	Apparent Non-HOA property
229	Apparent Non-HOA property
234	Apparent Non-HOA property
235	Apparent Non-HOA property
240	Apparent Non-HOA property
241	Apparent Non-HOA property
243	Apparent Non-HOA property
245	Apparent Non-HOA property
298	Apparent Non-HOA property
334	Apparent Non-HOA property
336	Apparent Non-HOA property
344	Apparent Non-HOA property
349	Apparent Non-HOA property
358	Apparent Non-HOA property
381	Apparent Non-HOA property
382	Apparent Non-HOA property
388	Apparent Non-HOA property

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389	Apparent Non-HOA property
392	Apparent Non-HOA property
399	Apparent Non-HOA property
403	Apparent Non-HOA property
407	Apparent Non-HOA property
424	Apparent Non-HOA property
466	Apparent Non-HOA property
468	Apparent Non-HOA property
470	Apparent Non-HOA property
504	Apparent Non-HOA property
505	Apparent Non-HOA property
513	Apparent Non-HOA property
514	Apparent Non-HOA property
547	Apparent Non-HOA property
555	Apparent Non-HOA property
579	Apparent Non-HOA property
594	Apparent Non-HOA property
602	Apparent Non-HOA property
613	Apparent Non-HOA property
638	Apparent Non-HOA property
639	Apparent Non-HOA property
669	Apparent Non-HOA property
672	Apparent Non-HOA property
694	Apparent Non-HOA property

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701	Apparent Non-HOA property
702	Apparent Non-HOA property
726	Apparent Non-HOA property
734	Apparent Non-HOA property
741	Apparent Non-HOA property
742	Apparent Non-HOA property
747	Apparent Non-HOA property
784	Apparent Non-HOA property
793	Apparent Non-HOA property
816	Apparent Non-HOA property
827	Apparent Non-HOA property
838	Apparent Non-HOA property
850	Apparent Non-HOA property
855	Apparent Non-HOA property
880	Apparent Non-HOA property
884	Apparent Non-HOA property
892	Apparent Non-HOA property
894	Apparent Non-HOA property
918	Apparent Non-HOA property
943	Apparent Non-HOA property
944	Apparent Non-HOA property
1004	Apparent Non-HOA property
1022	Apparent Non-HOA property
1063	Apparent Non-HOA property

Page | 9

1079	Apparent Non-HOA property
1080	Apparent Non-HOA property
1090	Apparent Non-HOA property
1104	Apparent Non-HOA property
1117	Apparent Non-HOA property
1163	Apparent Non-HOA property
1188	Apparent Non-HOA property
1192	Apparent Non-HOA property
1223	Apparent Non-HOA property
1229	Apparent Non-HOA property
1235	Apparent Non-HOA property
1266	Apparent Non-HOA property
1267	Apparent Non-HOA property
1275	Apparent Non-HOA property
1287	Apparent Non-HOA property
1302	Apparent Non-HOA property
1309	Apparent Non-HOA property
1352	Apparent Non-HOA property
1364	Apparent Non-HOA property
1378	Apparent Non-HOA property
1380	Apparent Non-HOA property
1383	Apparent Non-HOA property
1396	Apparent Non-HOA property
1413	Apparent Non-HOA property

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1419	Apparent Non-HOA property
1423	Apparent Non-HOA property
1425	Apparent Non-HOA property
1436	Apparent Non-HOA property
1439	Apparent Non-HOA property
1444	Apparent Non-HOA property
1452	Apparent Non-HOA property
1502	Apparent Non-HOA property
1506	Apparent Non-HOA property
1532	Apparent Non-HOA property
1540	Apparent Non-HOA property
1541	Apparent Non-HOA property
1562	Apparent Non-HOA property
1564	Apparent Non-HOA property
1581	Apparent Non-HOA property
1584	Apparent Non-HOA property
1585	Apparent Non-HOA property
1589	Apparent Non-HOA property
1601	Apparent Non-HOA property
1616	Apparent Non-HOA property
1617	Apparent Non-HOA property
1620	Apparent Non-HOA property
1622	Apparent Non-HOA property
1645	Apparent Non-HOA property

Page | 11

1654	Apparent Non-HOA property
1676	Apparent Non-HOA property
1680	Apparent Non-HOA property
1690	Apparent Non-HOA property
1691	Apparent Non-HOA property
1697	Apparent Non-HOA property
1698	Apparent Non-HOA property
1703	Apparent Non-HOA property
1706	Apparent Non-HOA property
1711	Apparent Non-HOA property
1715	Apparent Non-HOA property
1725	Apparent Non-HOA property
1745	Apparent Non-HOA property
1754	Apparent Non-HOA property
1757	Apparent Non-HOA property
1768	Apparent Non-HOA property
1775	Apparent Non-HOA property
1789	Apparent Non-HOA property
1791	Apparent Non-HOA property
1793	Apparent Non-HOA property
1803	Apparent Non-HOA property
1818	Apparent Non-HOA property
1819	Apparent Non-HOA property
1821	Apparent Non-HOA property

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1837	Apparent Non-HOA property
1841	Apparent Non-HOA property
1842	Apparent Non-HOA property
1858	Apparent Non-HOA property
1861	Apparent Non-HOA property
1862	Apparent Non-HOA property
1877	Apparent Non-HOA property
1879	Apparent Non-HOA property
1882	Apparent Non-HOA property
1884	Apparent Non-HOA property
1896	Apparent Non-HOA property
1900	Apparent Non-HOA property
1907	Apparent Non-HOA property
1929	Apparent Non-HOA property
1948	Apparent Non-HOA property
1951	Apparent Non-HOA property
1952	Apparent Non-HOA property
1964	Apparent Non-HOA property
1972	Apparent Non-HOA property
1973	Apparent Non-HOA property
1982	Apparent Non-HOA property
1983	Apparent Non-HOA property
1986	Apparent Non-HOA property
1991	Apparent Non-HOA property

Page | 13

2006	Apparent Non-HOA property
2007	Apparent Non-HOA property
2017	Apparent Non-HOA property
2018	Apparent Non-HOA property
2022	Apparent Non-HOA property
2024	Apparent Non-HOA property
2026	Apparent Non-HOA property
2028	Apparent Non-HOA property
2033	Apparent Non-HOA property
2034	Apparent Non-HOA property
2036	Apparent Non-HOA property
2037	Apparent Non-HOA property
2055	Apparent Non-HOA property
2057	Apparent Non-HOA property
2072	Apparent Non-HOA property
2073	Apparent Non-HOA property
2077	Apparent Non-HOA property
2083	Apparent Non-HOA property
2087	Apparent Non-HOA property
2099	Apparent Non-HOA property
2105	Apparent Non-HOA property
2111	Apparent Non-HOA property
2118	Apparent Non-HOA property
2124	Apparent Non-HOA property

Page | 14

2135	Apparent Non-HOA property
2143	Apparent Non-HOA property
2149	Apparent Non-HOA property
2151	Apparent Non-HOA property
2152	Apparent Non-HOA property
2155	Apparent Non-HOA property
2157	Apparent Non-HOA property
2182	Apparent Non-HOA property
2200	Apparent Non-HOA property
2208	Apparent Non-HOA property
2216	Apparent Non-HOA property
2226	Apparent Non-HOA property
2227	Apparent Non-HOA property
2231	Apparent Non-HOA property
2232	Apparent Non-HOA property
2235	Apparent Non-HOA property
2240	Apparent Non-HOA property
2241	Apparent Non-HOA property
2242	Apparent Non-HOA property
2243	Apparent Non-HOA property
2245	Apparent Non-HOA property
2246	Apparent Non-HOA property
2259	Apparent Non-HOA property
2260	Apparent Non-HOA property

Page | 15

2263	Apparent Non-HOA property
2267	Apparent Non-HOA property
2271	Apparent Non-HOA property
2272	Apparent Non-HOA property
2275	Apparent Non-HOA property
2276	Apparent Non-HOA property
2281	Apparent Non-HOA property
2292	Apparent Non-HOA property
2296	Apparent Non-HOA property
2324	Apparent Non-HOA property
2331	Apparent Non-HOA property
2334	Apparent Non-HOA property
2342	Apparent Non-HOA property
2344	Apparent Non-HOA property
2346	Apparent Non-HOA property
2347	Apparent Non-HOA property
2348	Apparent Non-HOA property
2357	Apparent Non-HOA property
2361	Apparent Non-HOA property
2367	Apparent Non-HOA property
2378	Apparent Non-HOA property
2381	Apparent Non-HOA property
2382	Apparent Non-HOA property
2388	Apparent Non-HOA property

Page | 16

2399	Apparent Non-HOA property
2401	Apparent Non-HOA property
2407	Apparent Non-HOA property
2412	Apparent Non-HOA property
2414	Apparent Non-HOA property
2422	Apparent Non-HOA property
2424	Apparent Non-HOA property
2431	Apparent Non-HOA property
2439	Apparent Non-HOA property
2443	Apparent Non-HOA property
2447	Apparent Non-HOA property
2454	Apparent Non-HOA property
2462	Apparent Non-HOA property
2478	Apparent Non-HOA property
2487	Apparent Non-HOA property
2489	Apparent Non-HOA property
2492	Apparent Non-HOA property
2496	Apparent Non-HOA property
2504	Apparent Non-HOA property
2512	Apparent Non-HOA property
2516	Apparent Non-HOA property
2522	Apparent Non-HOA property
2524	Apparent Non-HOA property
2528	Apparent Non-HOA property

Page | 17

2529	Apparent Non-HOA property
2530	Apparent Non-HOA property
2533	Apparent Non-HOA property
2550	Apparent Non-HOA property
2554	Apparent Non-HOA property
2573	Apparent Non-HOA property
2578	Apparent Non-HOA property
2580	Apparent Non-HOA property
2582	Apparent Non-HOA property
2585	Apparent Non-HOA property
2591	Apparent Non-HOA property
2597	Apparent Non-HOA property
2640	Apparent Non-HOA property
2647	Apparent Non-HOA property
2661	Apparent Non-HOA property
2671	Apparent Non-HOA property
2676	Apparent Non-HOA property
2679	Apparent Non-HOA property
2692	Apparent Non-HOA property
2703	Apparent Non-HOA property
2705	Apparent Non-HOA property
2707	Apparent Non-HOA property
2709	Apparent Non-HOA property
2717	Apparent Non-HOA property

Page | 18

2725	Apparent Non-HOA property
2727	Apparent Non-HOA property
2748	Apparent Non-HOA property
2762	Apparent Non-HOA property
2772	Apparent Non-HOA property
2778	Apparent Non-HOA property
2792	Apparent Non-HOA property
2827	Apparent Non-HOA property
2847	Apparent Non-HOA property
2883	Apparent Non-HOA property
2910	Apparent Non-HOA property
2914	Apparent Non-HOA property
2934	Apparent Non-HOA property
2983	Apparent Non-HOA property
3053	Apparent Non-HOA property
3055	Apparent Non-HOA property
3056	Apparent Non-HOA property
3079	Apparent Non-HOA property
3086	Apparent Non-HOA property
3092	Apparent Non-HOA property
3111	Apparent Non-HOA property
3112	Apparent Non-HOA property
3116	Apparent Non-HOA property
3121	Apparent Non-HOA property

Page | 19

3123	Apparent Non-HOA property
3124	Apparent Non-HOA property
3133	Apparent Non-HOA property
3148	Apparent Non-HOA property
3156	Apparent Non-HOA property
3159	Apparent Non-HOA property
3166	Apparent Non-HOA property
3170	Apparent Non-HOA property
3181	Apparent Non-HOA property
3192	Apparent Non-HOA property
3201	Apparent Non-HOA property
3209	Apparent Non-HOA property
3257	Apparent Non-HOA property
3279	Apparent Non-HOA property
3282	Apparent Non-HOA property
3305	Apparent Non-HOA property
3309	Apparent Non-HOA property
3317	Apparent Non-HOA property
3334	Apparent Non-HOA property
3346	Apparent Non-HOA property
3348	Apparent Non-HOA property
3350	Apparent Non-HOA property
3355	Apparent Non-HOA property
3356	Apparent Non-HOA property

Page | 20

3358	Apparent Non-HOA property
3359	Apparent Non-HOA property
3361	Apparent Non-HOA property
3362	Apparent Non-HOA property
3365	Apparent Non-HOA property
3373	Apparent Non-HOA property
3384	Apparent Non-HOA property
3389	Apparent Non-HOA property
3396	Apparent Non-HOA property
3412	Apparent Non-HOA property
3418	Apparent Non-HOA property
3430	Apparent Non-HOA property
3431	Apparent Non-HOA property
3435	Apparent Non-HOA property
3436	Apparent Non-HOA property
3439	Apparent Non-HOA property
3449	Apparent Non-HOA property
3451	Apparent Non-HOA property
3454	Apparent Non-HOA property
3458	Apparent Non-HOA property
3459	Apparent Non-HOA property
3463	Apparent Non-HOA property
3466	Apparent Non-HOA property
3469	Apparent Non-HOA property

Page | 21

3493	Apparent Non-HOA property
3507	Apparent Non-HOA property
3516	Apparent Non-HOA property
3521	Apparent Non-HOA property
3529	Apparent Non-HOA property
3542	Apparent Non-HOA property
3544	Apparent Non-HOA property
3551	Apparent Non-HOA property
3579	Apparent Non-HOA property
3585	Apparent Non-HOA property
3589	Apparent Non-HOA property
3601	Apparent Non-HOA property
3614	Apparent Non-HOA property
3620	Apparent Non-HOA property
3624	Apparent Non-HOA property
3628	Apparent Non-HOA property
3641	Apparent Non-HOA property
3645	Apparent Non-HOA property
3647	Apparent Non-HOA property
3653	Apparent Non-HOA property
3654	Apparent Non-HOA property
3659	Apparent Non-HOA property
3660	Apparent Non-HOA property
3663	Apparent Non-HOA property

Page | 22

3687	Apparent Non-HOA property
3695	Apparent Non-HOA property
3705	Apparent Non-HOA property
3710	Apparent Non-HOA property
3721	Apparent Non-HOA property
3722	Apparent Non-HOA property
3734	Apparent Non-HOA property
3737	Apparent Non-HOA property
3743	Apparent Non-HOA property
3761	Apparent Non-HOA property
3782	Apparent Non-HOA property
3788	Apparent Non-HOA property
3808	Apparent Non-HOA property
3812	Apparent Non-HOA property
3814	Apparent Non-HOA property
3815	Apparent Non-HOA property
3821	Apparent Non-HOA property
3824	Apparent Non-HOA property
3825	Apparent Non-HOA property
3830	Apparent Non-HOA property
3841	Apparent Non-HOA property
3857	Apparent Non-HOA property
3864	Apparent Non-HOA property
3865	Apparent Non-HOA property

Page | 23

3868	Apparent Non-HOA property
3877	Apparent Non-HOA property
3878	Apparent Non-HOA property
3890	Apparent Non-HOA property
3893	Apparent Non-HOA property
3904	Apparent Non-HOA property
3910	Apparent Non-HOA property
3916	Apparent Non-HOA property
3934	Apparent Non-HOA property
3935	Apparent Non-HOA property
3948	Apparent Non-HOA property
3955	Apparent Non-HOA property
3959	Apparent Non-HOA property
3960	Apparent Non-HOA property
4005	Apparent Non-HOA property
4019	Apparent Non-HOA property
4035	Apparent Non-HOA property
4037	Apparent Non-HOA property
4039	Apparent Non-HOA property
4044	Apparent Non-HOA property
4059	Apparent Non-HOA property
4068	Apparent Non-HOA property
4073	Apparent Non-HOA property
4082	Apparent Non-HOA property

Page | 24

4109	Apparent Non-HOA property
4111	Apparent Non-HOA property
4113	Apparent Non-HOA property
4116	Apparent Non-HOA property
4119	Apparent Non-HOA property
4127	Apparent Non-HOA property
4128	Apparent Non-HOA property
4132	Apparent Non-HOA property
4148	Apparent Non-HOA property
4161	Apparent Non-HOA property
4163	Apparent Non-HOA property
4184	Apparent Non-HOA property
4192	Apparent Non-HOA property
4195	Apparent Non-HOA property
4198	Apparent Non-HOA property
4210	Apparent Non-HOA property
4220	Apparent Non-HOA property
4223	Apparent Non-HOA property
4233	Apparent Non-HOA property
4234	Apparent Non-HOA property
4239	Apparent Non-HOA property
4245	Apparent Non-HOA property
4249	Apparent Non-HOA property
4253	Apparent Non-HOA property

Page | 25

4254	Apparent Non-HOA property
4271	Apparent Non-HOA property
4274	Apparent Non-HOA property
4275	Apparent Non-HOA property
4290	Apparent Non-HOA property
4294	Apparent Non-HOA property
4295	Apparent Non-HOA property
4315	Apparent Non-HOA property
4324	Apparent Non-HOA property
4339	Apparent Non-HOA property
4350	Apparent Non-HOA property
4353	Apparent Non-HOA property
4364	Apparent Non-HOA property
4373	Apparent Non-HOA property
4379	Apparent Non-HOA property
4387	Apparent Non-HOA property
4407	Apparent Non-HOA property
4419	Apparent Non-HOA property
4422	Apparent Non-HOA property
4428	Apparent Non-HOA property
4452	Apparent Non-HOA property
4455	Apparent Non-HOA property
4457	Apparent Non-HOA property
4465	Apparent Non-HOA property

Page | 26

4468	Apparent Non-HOA property
4474	Apparent Non-HOA property
4476	Apparent Non-HOA property
4477	Apparent Non-HOA property
4484	Apparent Non-HOA property
4486	Apparent Non-HOA property
4491	Apparent Non-HOA property
4507	Apparent Non-HOA property
4513	Apparent Non-HOA property
4520	Apparent Non-HOA property
4525	Apparent Non-HOA property
4531	Apparent Non-HOA property
4543	Apparent Non-HOA property
4573	Apparent Non-HOA property
4582	Apparent Non-HOA property
4592	Apparent Non-HOA property
4605	Apparent Non-HOA property
4618	Apparent Non-HOA property
4643	Apparent Non-HOA property
4648	Apparent Non-HOA property
4650	Apparent Non-HOA property
4661	Apparent Non-HOA property
4662	Apparent Non-HOA property
4665	Apparent Non-HOA property

Page | 27

4690	Apparent Non-HOA property
4691	Apparent Non-HOA property
4694	Apparent Non-HOA property
4697	Apparent Non-HOA property
4704	Apparent Non-HOA property
4707	Apparent Non-HOA property
4710	Apparent Non-HOA property
4716	Apparent Non-HOA property
4755	Apparent Non-HOA property
4760	Apparent Non-HOA property
4773	Apparent Non-HOA property
4777	Apparent Non-HOA property
4781	Apparent Non-HOA property
4787	Apparent Non-HOA property
4797	Apparent Non-HOA property
4807	Apparent Non-HOA property
4812	Apparent Non-HOA property
4814	Apparent Non-HOA property
4828	Apparent Non-HOA property
4831	Apparent Non-HOA property
4834	Apparent Non-HOA property
4858	Apparent Non-HOA property
4861	Apparent Non-HOA property
4865	Apparent Non-HOA property

Page | 28

4879	Apparent Non-HOA property
4897	Apparent Non-HOA property
4908	Apparent Non-HOA property
4932	Apparent Non-HOA property
4933	Apparent Non-HOA property
4935	Apparent Non-HOA property
4939	Apparent Non-HOA property
4943	Apparent Non-HOA property
4946	Apparent Non-HOA property
4954	Apparent Non-HOA property
4960	Apparent Non-HOA property
4963	Apparent Non-HOA property
4967	Apparent Non-HOA property
4968	Apparent Non-HOA property
4971	Apparent Non-HOA property
4980	Apparent Non-HOA property
4982	Apparent Non-HOA property
4983	Apparent Non-HOA property
4998	Apparent Non-HOA property
4999	Apparent Non-HOA property
5001	Apparent Non-HOA property
5003	Apparent Non-HOA property
5011	Apparent Non-HOA property
5014	Apparent Non-HOA property

Page | 29

5020	Apparent Non-HOA property
5022	Apparent Non-HOA property
5024	Apparent Non-HOA property
5025	Apparent Non-HOA property
5026	Apparent Non-HOA property
5032	Apparent Non-HOA property
5033	Apparent Non-HOA property
5045	Apparent Non-HOA property
5046	Apparent Non-HOA property

Page | 30